NON-CASH TRANSACTIONS 04/30/16 (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Jan. 31, 2017	Apr. 30, 2016	Apr. 30, 2015
Interest On Promissory Notes [Member]
Shares Issued, Shares		3,825,822
Shares Issued, Fair Value		$ 708,883
Interest On Second Promissory Notes [Member]
Shares Issued, Shares		1,390,294
Shares Issued, Fair Value		$ 254,835
Second Promissory Notes [Member]
Shares Issued, Shares	1,223,843	1,487,860	679,985
Shares Issued, Fair Value	$ 293,623	$ 353,408	$ 134,095
Warrants, Shares	1,223,843	1,487,860	679,985
Warrants, Fair Value	$ 151,318	$ 176,493	$ 70,729
Promissory Notes Interest [Member]
Shares Issued, Shares	3,825,822		2,363,262
Shares Issued, Fair Value	$ 708,883		$ 523,866
Promissory Notes [Member]
Shares Issued, Shares	534,480		472,998
Shares Issued, Fair Value	$ 119,644		$ 98,640
Warrants, Shares	534,480		472,998
Warrants, Fair Value	$ 55,239		$ 60,161